LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Long Term Prepayments Deposits And Other Assets [Abstract]
Other long-term assets	$ 18,399	$ 16,824
Less: accumulated amortization	(8,728)	(4,309)
Other long-term assets, net	9,671	12,515
Long-term prepayments	6,332	29,250
Advance payments and deposits for acquisition of property and equipment	1,002	1,645
Other deposits and other	4,917	4,582
Deferred financing costs, net	292	333
Long-term prepayments, deposits and other assets	$ 22,214	$ 48,325